Other Charges (Recoveries)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other Charges (Recoveries)	OTHER CHARGES (RECOVERIES):

		Year ended December 31
	Note	2018	2019	2020
Restructuring charges (a)		$35.4	$37.9	$25.8
Losses on post-employment benefit plan (b)	19	—	4.1	—
Transition Costs (Recoveries) (c)	7	13.2	(95.8)	—
Credit Facility-related charges (d)		1.2	2.0	—
Acquisition Costs and Other (e)		11.2	1.9	(2.3)
		$61.0	$(49.9)	$23.5
(a)    Restructuring:
Our restructuring charges for the years indicated were comprised of the following:

	Year ended December 31
	2018	2019	2020
Cash charges	$35.2	$28.1	$23.3
Non-cash charges	0.2	9.8	2.5
	$35.4	$37.9	$25.8
    We implemented restructuring actions in 2020 associated primarily with our previously-disclosed disengagement from programs with Cisco Systems, Inc., as well as other actions intended to adjust our cost base in response to shifting demand, due in part to the impact of COVID-19 and the reduced levels of demand in certain of our businesses, including actions to right-size our commercial aerospace facilities.
    We recorded restructuring charges of $25.8 in 2020, consisting of cash charges of $23.3, primarily for employee termination costs, and non-cash charges of $2.5. The non-cash restructuring charges recorded in 2020 represented the write-down of ROU assets ($1.1) in connection with vacated properties (resulting in part from Sublet Losses), and the write-down of certain equipment related to disengaged programs, offset in part by $0.3 in gains on the disposition of surplus equipment in Q4 2020. Our restructuring provision at December 31, 2020 was $4.7 (December 31, 2019 — $11.2; December 31, 2018 — $10.3), which we recorded in the current portion of provisions on our consolidated balance sheet. See note 11.
    We recorded an aggregate of $81.3 in restructuring charges from the commencement of our cost efficiency initiative (CEI) in the fourth quarter of 2017 through its completion at the end of 2019. The CEI included actions related to our CCS segment portfolio review and our capital equipment business, and resulted in reductions to our workforce, as well as consolidation of certain sites to better align capacity and infrastructure with then-anticipated customer demand, related transfers of customer programs and production, re-alignment of business processes, management reorganizations, and other associated activities.
We recorded restructuring charges of $37.9 in 2019, all in connection with our CEI, consisting of cash charges of $28.1, primarily for employee termination costs, and non-cash charges of $9.8. The non-cash restructuring charges recorded in 2019 represented the write-down of certain equipment, primarily related to our capital equipment business and disengaged programs, and the write down of ROU assets ($1.0) pertaining to vacated properties, resulting in part from Sublet Losses.
We recorded restructuring charges of $35.4 in 2018, all in connection with our CEI, consisting of cash charges of $35.2, primarily for consultant costs, and employee and lease termination costs, and non-cash charges of $0.2, representing losses on the sale of surplus equipment.
See notes 2(k) and 11 for further details regarding our restructuring provisions.
(b)    Losses on post-employment benefit plan:
    During Q4 2019, we recorded non-cash charges of $4.1, representing additional obligations under our Thailand post-employment benefit plan as a result of changes in labor protection laws in Thailand that increased the severance benefits for specified employees upon termination.
(c)    Transition Costs (Recoveries):
    Transition Costs are comprised of transition-related relocation and duplicate costs pertaining to: (i) the relocation of our Toronto manufacturing operations and our corporate headquarters in connection with the sale of our Toronto real property (Toronto Transition Costs); and (ii) the transfer of manufacturing lines from closed sites to other sites within our global network (Internal Relocation Costs). Transition Costs consist of direct relocation and duplicate costs (such as rent expense, utility costs, depreciation charges, and personnel costs) incurred during the transition periods, as well as cease-use costs incurred in connection with idle or vacated portions of the relevant premises. Transition Recoveries consist of the $102.0 Property Gain we recorded in Q1 2019. See note 7 for a discussion of Toronto Transition Costs and the sale of our Toronto real property. We recorded de minimis Internal Relocation Costs in 2020 (2019 — $2.4, related to certain transferred capital equipment manufacturing lines; 2018 — nil).
(d)    Credit Facility-related charges:
    During Q4 2019, we incurred $2.0 in fees (Waiver Fees) in connection with obtaining the Waivers in October 2019. See note 12. During the second quarter of 2018 (Q2 2018), we recorded a $1.2 charge to accelerate the amortization of unamortized deferred financing costs related to the extinguishment of a prior credit facility.
(e) Acquisition Costs and Other: We recorded $0.2 in Acquisition Costs during 2020 (2019 — $3.9; 2018 — $11.0). See note 3. Other consists of legal recoveries (for prior period component parts in 2020 and prior period freight charges in 2019) in connection with the settlement of class action lawsuits in which we were a plaintiff.